Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Notional amount	£ 179,050	£ 163,361
Fair value assets	2,314	1,720
Fair value liabilities	839	1,019
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	557	189
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	557	202
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	45,446	38,505
Derivatives held for trading: | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	14,520	11,750
Derivatives held for trading: | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	29,832	25,617
Derivatives held for trading: | Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	1,094	1,138
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	133,604	124,856
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	83,697	81,241
Fair value hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	490	590
Fair value hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	83,207	80,651
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	49,907	43,615
Cash flow hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	24,636	22,239
Cash flow hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	25,224	21,329
Cash flow hedges | Derivatives held for hedging | Equity derivative contracts
Disclosure of detailed information about hedges
Notional amount	47	47
Fair value
Disclosure of detailed information about hedges
Fair value assets	2,314	1,720
Fair value liabilities	839	1,019
Fair value | Derivative netting
Disclosure of detailed information about hedges
Fair value assets	(1,783)	(1,221)
Fair value liabilities	(1,783)	(1,221)
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	870	814
Fair value liabilities	1,068	948
Fair value | Derivatives held for trading: | Exchange rate contracts
Disclosure of detailed information about hedges
Fair value assets	297	159
Fair value liabilities	316	183
Fair value | Derivatives held for trading: | Interest rate contracts
Disclosure of detailed information about hedges
Fair value assets	420	489
Fair value liabilities	717	708
Fair value | Derivatives held for trading: | Equity and credit contracts
Disclosure of detailed information about hedges
Fair value assets	153	166
Fair value liabilities	35	57
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	3,227	2,127
Fair value liabilities	1,554	1,292
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,397	947
Fair value liabilities	454	737
Fair value | Fair value hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Fair value assets	20	39
Fair value liabilities	2	0
Fair value | Fair value hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Fair value assets	1,377	908
Fair value liabilities	452	737
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,830	1,180
Fair value liabilities	1,100	555
Fair value | Cash flow hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Fair value assets	1,602	996
Fair value liabilities	111	338
Fair value | Cash flow hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Fair value assets	223	177
Fair value liabilities	987	216
Fair value | Cash flow hedges | Derivatives held for hedging | Equity derivative contracts
Disclosure of detailed information about hedges
Fair value assets	5	7
Fair value liabilities	£ 2	£ 1